UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08411

(Investment Company Act file number)

James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and address of agent for service)

Registrant’s telephone number, including area code: (937) 426-7640

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 – December 31, 2011

Item 1. Reports to Stockholders.

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Mid Cap Fund

James Micro Cap Fund

James Long-Short Fund

James Advantage Funds	Shareholder Letter
December 31, 2011 (Unaudited)

LETTER TO THE SHAREHOLDERS OF THE JAMES ADVANTAGE FUND

2011 was an extremely volatile year dominated by a weak U.S. economy showing scant signs of a recovery and looming disaster in Europe as Greece and other debt-laden countries struggled to stave off default. The S&P 500 eked out a paltry 2.11 percent gain, while the small cap Index, the Russell 2000, lost 4.18 percent on the year. However, the markets were anything but placid despite the somnolent returns. The market rallied early in the year; for the first four months of 2011 the S&P enjoyed a total return of over 9 percent and the Russell 2000 gained 10.78 percent. Then, the ensuing sell-off ran through September, one of the worst months on record for stocks; the S&P 500 lost over 16 percent and the Russell 2000 lost over 25 percent. Fortunately a strong fourth quarter pushed prices up about 11.80 percent on the S&P and 15 percent on the Russell 2000. All of this, just to close about where we started the year!

The Funds maintained their strategies through these tumultuous periods. The retail shares of the Golden Rainbow rose 4.77 percent for the year and the Institutional shares advanced by 5.02 percent. The Small Cap Fund posted a striking 10.43 percent gain and achieved wide recognition. The James Mid Cap Fund posted a loss of 2.15 percent and the Micro Cap Fund lost 6.57 percent. Both of those performances were better than the Funds’ benchmarks, which were down 2.43 percent and 9.27 percent respectively. The Long Short Fund was not in operation for the full year.

The Markets Over the Past Six Months

Over the last six months of 2011, the S&P 500 fell 3.69 percent, the Russell 2000 dropped by 9.77 percent, the Russell Micro Cap Index lost 11.99 percent and the Mid Cap S&P 400 shed 8.40 percent. Bonds fared better; the Barclays Intermediate Government/Credit Index rose 3.25%.

The U.S. dollar was equally volatile. Over the last six months of 2011 it rose 10.62 percent versus the euro and 5.02 percent versus the Australian dollar. The Japanese yen did rise versus the U.S. dollar by 4.75 percent, as Japan repatriated currency to help rebuild following the earthquake and tsunami in March.

Given heavy exports to the European Union from the United States, as well as China and most other major economies, events in Europe should have a major impact on other economies. Bumping from one crisis to another in Europe was a major cause of the volatility in global stock, bond and currency markets.

Investment Goals and Objectives

Preservation of capital and income are the two primary objectives of The James Balanced: Golden Rainbow Fund. The Fund’s investments in municipal bonds and longer term U.S. Treasury Bonds helped to meet both of those objectives in 2011. The Fund’s management is pleased that, even with interest rates at historic lows, the Golden Rainbow paid out a dividend every quarter, and supplemented income needs of shareholders with a capital gains dividend in December.

The James Small Cap Fund, the Mid Cap Fund, the Long-Short Fund and the Micro Cap Fund seek long term capital appreciation as their primary objective. These funds look for stocks the adviser believes to be undervalued, using its proprietary research to glean through a database of over 8,500 stocks. While each Fund is looking in a different segment of the stock market, and the Long-Short Fund employs a short-selling strategy at times, the basic research is the same. The adviser prides itself on its own research and does not buy outside research. These funds do not seek to pay dividends, but will distribute net income when it is earned through dividends or other sources.

Investment Philosophy

Since 1972, James Investment Research, Inc., adviser to the James Advantage Funds, has embraced conservative principles of investing. Experience has taught us that stocks with strong earnings growth, low valuations and relative strength are more likely to outperform the broad stock market over time, and we have found that preserving capital in down markets is very important in achieving long term growth. Our independent research is generally free of Wall Street hype and allows us to take a different path. We have found this to be very helpful where preservation of capital is a major goal, and also in avoiding economic sectors and industries at the center of a financial crisis.

Strategy for Meeting Fund Objectives

When the Adviser’s risk research indicates that the risk in the stock market is low and that opportunities for stocks to move higher are great, the Fund’s portfolio managers will increase the allocation to common stocks in the James Balanced: Golden Rainbow Fund. Of course, a balanced fund will always hold both bonds and stocks, and the Golden Rainbow normally will not fall below 25% in its allocation to either stocks or bonds. We are pleased that our research correctly predicted a rally in long term U.S. Treasury bonds in 2011, just as many other fund managers were predicting quite the opposite. The adviser to the Fund prepared a special study with that prediction, which is available on the James Advantage Fund website, along with the other special studies from the adviser.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Semi-Annual Report | December 31, 2011	1

Shareholder Letter	James Advantage Funds
December 31, 2011 (Unaudited)

The Small Cap Fund, the Mid Cap Fund, the Micro Cap Fund and the Long-Short Fund use the same proprietary research, but concentrate on separate strategies that include market capitalization niches for the first three funds and a 130-30 strategy for the Long-Short Fund (described below). The Adviser’s Research staff is actively working on ranking stocks and on top-down analysis designed to gauge the direction of the U.S. economy as well as the global economy. The Adviser often identifies the risk levels in the broad stock market through its research, which then helps Fund managers adjust the Fund holdings accordingly. If the research points towards a decline in economic activity and in stock prices, all the funds will prefer defensive stocks, such as utilities, health care and non-cyclicals, while still retaining the Adviser’s strategy of seeking out bargain stocks. In addition, the Golden Rainbow Fund will increase its holdings in bonds and reduce exposure to common equities. Stocks the Adviser considers to be bargains generally have low value ratios, such as price earnings and price to cash, but also generally have strong earnings and relative strength. The Adviser has found this strategy to be very useful over the long run.

All of the Funds in the James Advantage Funds family employ a disciplined SELL strategy, eliminating securities that lose their value traits or otherwise fall out of favor due to macro-economic changes, management changes or similar events. The Adviser’s staff regularly monitors all of the Fund’s holdings and employs multiple screens to detect changes in a company profile. Still, as you will see in the Financial Highlights report, the Funds’ turnover ratios are low by most industry standards.

Fund Performance

Over the last six months of 2011 all of the James Advantage Funds, with the exception of the new Long-Short Fund, outperformed their indexes across the board: the retail shares of the Golden Rainbow Fund rose 1.23 percent and the Institutional shares rose 1.36 percent. The Fund’s blended index is 25% S&P 500, 25% Russell 2000 and 50% Barclays Intermediate Gov/Credit Index, which returned a negative 1.47 percent, while the S&P 500 returned a negative 3.69 percent. The Small Cap Fund lost 1.69 percent, but the Russell 2000 dropped 9.77 percent. The James Mid Cap Fund lost 7.65 percent, but the S&P 400, the Mid Cap benchmark Index, lost 8.40 percent, and the Micro Cap Fund lost 9.08 percent while its benchmark, the Russell Micro Cap Index, lost 11.99 percent. The excess performance by the Golden Rainbow Fund was due to an allocation to long term Treasury Bonds and the strong success of the firm’s proprietary stock research , which produced superior stock selection strategies over the time period. The stock research process was also a major factor in the excess returns of the other Funds.

The James Long-Short Fund is our newest addition to the James Advantage Fund family. The James Long-Short Fund commenced operations in May 2011 and is still a relatively small fund in terms of net assets. The Fund was brought out by the Adviser in May and uses a strategy sometimes known as a 130-30 strategy where it can borrow money to be leveraged when very bullish and it can also borrow stocks to sell short when the Fund managers believe the stock market will retreat. The Fund may also invest in bonds and can even sell bonds short. Clearly this is a much more aggressive strategy than the Balanced: Golden Rainbow Fund and investors should carefully consider the additional risks.

Expectations for the Future

2012 will see more volatility, focused on a subdued U.S. economy and a recession in Europe. The latter may weigh heavily on the US economy if problems in Greece continue to grow and then spill over into Italy and other larger, more important economies. Stocks are not cheap, but bullish investors appear to be underinvested in stocks and overinvested in bonds. We intend to be active this year – this is probably not a good time to embrace a long term buy and hold strategy. However, we believe there will be good opportunities to make money on bonds and on stocks.

Thomas L. Mangan

Chief Financial Officer

The statements and opinions expressed are those of the author and are as of the date of this report. All information is historical and not indicative of future results and subject to change. It should not be assumed that an investment in the securities mentioned will be profitable in the future. This information is not a recommendation to buy or sell.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.

The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-995-2637.

Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

2	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2011 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund – Retail Class

James Balanced: Golden Rainbow Fund, S&P 500® Index and Blended Index Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(2)
James Balanced: Golden Rainbow – Retail Class	4.77%	5.61%	7.36%	8.24%
S&P 500® Index	2.11%	-0.25%	2.92%	8.22%
Russell 2000® Index	-4.18%	0.15%	5.62%	9.00%
Barclays Capital Intermediate Government/Credit Index	5.80%	5.88%	5.20%	6.34%
Blended Index(1)	2.80%	3.54%	5.26%	7.94%
James Balanced: Golden Rainbow - Institutional Class	5.02%	N/A	N/A	15.05%
S&P500® Index	2.11%	N/A	N/A	25.54%
Russell 2000® Index	-4.18%	N/A	N/A	29.81%
Barclays Capital Intermediate Government/Credit Index	5.80%	N/A	N/A	6.19%
Blended Index(1)	2.80%	N/A	N/A	17.17%

(1)	The Blended Index is comprised of a 25% weighting in the S&P 500® Index, a 25% weighting in the Russell 2000® Index and a 50% weighting in the Barclays Capital Intermediate Government/Credit Index.
(2)	Retail Class inception was July 1, 1991. Institutional Class inception was March 2, 2009.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2011, was 1.13% for the Retail Class and 0.88% for the Institutional Class.

Comparison of the Change in Value of a $10,000 Investment in the James Small Cap Fund

James Small Cap Fund and Russell 2000® Index Average Annual Total Returns

	1 Year	5 Years	10 Years
James Small Cap Fund	10.43%	0.35%	8.82%
Russell 2000® Index	-4.18%	0.15%	5.62%

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2011, was 1.50%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The S&P 500® Index, Russell 2000 Index, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400 Index, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks of the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.

The Barclays Capital Intermediate Government/Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Semi-Annual Report | December 31, 2011	3

Growth of $10,000 Charts	James Advantage Funds
December 31, 2011 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Mid Cap Fund

James Mid Cap Fund and S&P Mid Cap 400® Index Average Annual Total Returns

	1 Year	5 Year	Since Inception(1)
James Mid Cap Fund	-2.15%	0.23%	1.24%
S&P 400® Mid Cap Index	-2.43%	1.38%	2.55%

(1)	Fund inception was June 30, 2006.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2011, was 1.50%.

Comparison of the Change in Value of a $10,000 Investment in the James Micro Cap Fund

James Micro Cap Fund and Russell Micro Cap Index Average Annual Total Returns

	1 Year	Since Inception(1)
James Micro Cap Fund	-6.57%	5.44%
Russell Micro Cap Index	-9.27%	11.56%

(1)	Fund inception was July 1, 2010.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2011 was 1.50%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The Mid-Cap fund invests in stocks of mid-cap companies which tend to be more volatile and can be less liquid than stocks of large-cap companies. Diversification does not guarantee a profit or protect against loss. Current and future portfolio holdings are subject to risk.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The S&P 500® Index, Russell 2000 Index, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400 Index, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The S&P Mid Cap 400 Value is a recognized, unmanaged index of mid cap stocks considered to be Value stocks using Standard and Poor’s methodology.

The Russell Microcap Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1000 of the smallest securities in the small-cap Russell 2000© Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.

4	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2011 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Long-Short Fund

James Long-Short Fund and S&P 500® Index

Cumulative Total Returns

Since Inception(1)
James Long-Short Fund	-3.75%
S&P 500® Index	-3.24%

(1)	Fund inception was May 23, 2011.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2011, was 1.75%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Short selling incurs significant additional risk; theoretically, stocks sold short have unlimited upside risk potential. In addition, this strategy depends on the Adviser’s ability to correctly identify undervalued and overvalued stocks, and that the stock markets are reasonable and efficient. Periods of extreme volatility may harm the performance of this product. The Long-Short Fund may have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current tax liability.

The S&P 500® Index, Russell 2000 Index, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400 Index, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

Semi-Annual Report | December 31, 2011	5

Representation of Schedules of Investments	James Advantage Funds
December 31, 2011 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, and James Long-Short Fund.

James Balanced: Golden Rainbow Fund - Industry Sector Allocation (% of Net Assets)

James Long-Short Fund - Industry Sector Allocation (% of Net Assets)

(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

James Small Cap Fund - Industry Sector Allocation

(% of Net Assets)

James Mid Cap Fund - Industry Sector Allocation

(% of Net Assets)

James Micro Cap Fund - Industry Sector Allocation

(% of Net Assets)

6	www.jamesfunds.com

James Advantage Funds	Disclosure of Fund Expenses
December 31, 2011 (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions, and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2011(a)	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expense Paid During Period(b)
James Balanced: Golden Rainbow Fund
Retail Class Actual	1.08%	$1,000.00	$1,012.30	$5.46
Retail Class Hypothetical (5% return before expenses)	1.08%	$1,000.00	$1,019.71	$5.48

Institutional Class Actual	0.83%	$1,000.00	$1,013.60	$4.20
Institutional Class Hypothetical (5% return before expenses)	0.83%	$1,000.00	$1,020.96	$4.22

James Small Cap Fund
Actual	1.50%	$1,000.00	$983.10	$7.48
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

James Mid Cap Fund
Actual	1.50%	$1,000.00	$923.50	$7.25
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

James Micro Cap Fund
Actual	1.50%	$1,000.00	$908.30	$7.20
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

James Long-Short Fund
Actual	1.86%	$1,000.00	$953.00	$9.13
Hypothetical (5% return before expenses)	1.86%	$1,000.00	$1,015.79	$9.42

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366. Note the expense example is typically based on a six-month period.

Semi-Annual Report | December 31, 2011	7

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-45.6%
	Basic Materials-5.2%
170,000	Barrick Gold Corp.	$7,692,500
372,000	Buckeye Technologies, Inc.	12,439,680
68,000	Cabot Corp.	2,185,520
33,000	CF Industries Holdings, Inc.	4,784,340
45,000	E.I. du Pont de Nemours & Co.	2,060,100
40,000	FMC Corp.	3,441,600
161,000	Innophos Holdings, Inc.	7,818,160
70,000	Innospec, Inc.*	1,964,900
12,000	KapStone Paper and Packaging Corp.*	188,880
110,000	Newmont Mining Corp.	6,601,100
291,040	PolyOne Corp.	3,361,512
100,000	PPG Industries, Inc.	8,349,000
45,000	Terra Nitrogen Co. LP	7,542,450

		68,429,742

	Consumer, Cyclical-6.6%
85,000	Alaska Air Group, Inc.*	6,382,650
7,500	AutoZone, Inc.*	2,437,275
55,000	Big Lots, Inc.*	2,076,800
145,200	The Cato Corp., Class A	3,513,840
98,900	DineEquity, Inc.*	4,174,569
60,000	DIRECTV, Class A*	2,565,600
199,070	Dollar Tree, Inc.*	16,544,708
530,000	Ford Motor Co.*	5,702,800
378,300	Macy’s, Inc.	12,173,694
131,300	Moody’s Corp.	4,422,184
9,900	PetSmart, Inc.	507,771
110,400	RR Donnelley & Sons Co.	1,593,072
940,200	Sinclair Broadcast Group, Inc., Class A	10,652,466
16,800	Target Corp.	860,496
163,500	Viacom, Inc., Class A	8,719,455
95,000	Viacom, Inc., Class B	4,313,950

		86,641,330

	Consumer, Non-cyclical-7.8%
233,000	Archer-Daniels-Midland Co.	6,663,800
315,000	Bridgepoint Education, Inc.*	7,245,000
173,600	Corn Products International, Inc.	9,129,624
100,000	Darling International, Inc.*	1,329,000
150,000	Eli Lilly & Co.	6,234,000
190,000	Forest Laboratories, Inc.*	5,749,400
140,000	Fresh Del Monte Produce, Inc.	3,501,400
377,000	Hi-Tech Pharmacal Co., Inc.*	14,661,530
157,000	LifePoint Hospitals, Inc.*	5,832,550
155,000	Merck & Co., Inc.	5,843,500
100,000	Mylan, Inc.*	2,146,000
476,000	Pfizer, Inc.	10,300,640
4,800	Seaboard Corp.*	9,772,800
80,000	Tupperware Brands Corp.	4,477,600
125,000	UnitedHealth Group, Inc.	6,335,000
44,675	WellPoint, Inc.	2,959,719

		102,181,563

8	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	Energy-4.4%
81,500	Apache Corp.	$7,382,270
113,670	Chevron Corp.	12,094,488
93,500	Devon Energy Corp.	5,797,000
114,500	Exxon Mobil Corp.	9,705,020
312,244	HollyFrontier Corp.	7,306,510
93,760	Pioneer Southwest Energy Partners LP	2,452,761
315,000	Tesoro Corp.*	7,358,400
302,000	W&T Offshore, Inc.	6,405,420

		58,501,869

	Financial-5.1%
280,000	Advance America Cash Advance Centers, Inc.	2,506,000
230,000	American Financial Group, Inc.	8,484,700
180,000	AmTrust Financial Services, Inc.	4,275,000
240,000	Annaly Capital Management, Inc., REIT	3,830,400
486,000	Brookfield Office Properties, Inc.	7,601,040
137,000	CBL & Associates Properties, Inc., REIT	2,150,900
213,000	EZCORP, Inc., Class A*	5,616,810
261,000	FBL Financial Group, Inc., Class A	8,879,220
352,600	First Industrial Realty Trust, Inc., REIT*	3,607,098
59,000	Home Properties, Inc., REIT	3,396,630
80,000	Nelnet, Inc., Class A	1,957,600
59,000	Post Properties, Inc., REIT	2,579,480
316,060	Rent-A-Center, Inc.	11,694,220

		66,579,098

	Financials-1.3%
231,000	Capital One Financial Corp.	9,768,990
200,000	Fifth Third Bancorp	2,544,000
605,000	KeyCorp	4,652,450

		16,965,440

	Industrial-3.9%
31,000	AGCO Corp.*	1,332,070
67,000	Amerco, Inc.	5,922,800
303,000	American Axle & Manufacturing Holdings, Inc.*	2,996,670
20,000	Ampco-Pittsburgh Corp.	386,800
280,000	CSX Corp.	5,896,800
88,000	Cummins, Inc.	7,745,760
19,200	Deere & Co.	1,485,120
23,110	Greif, Inc., Class A	1,052,660
3,500	Jarden Corp.	104,580
122,000	Littelfuse, Inc.	5,243,560
382,000	Sturm Ruger & Co., Inc.	12,781,720
55,000	Timken Co.	2,129,050
151,500	TRW Automotive Holdings Corp.*	4,938,900

		52,016,490

	Industrials-0.2%
66,000	Eaton Corp.	2,872,980

		2,872,980

Semi-Annual Report | December 31, 2011	9

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	Technology-5.8%
398,000	Amkor Technology, Inc.*	$1,735,280
122,000	Arrow Electronics, Inc.*	4,564,020
120,000	Avnet, Inc.*	3,730,800
14,000	Biogen Idec, Inc.*	1,540,700
296,910	Deluxe Corp.	6,757,672
141,700	Electronics for Imaging, Inc.*	2,019,225
50,000	Hewlett-Packard Co.	1,288,000
146,000	Integrated Silicon Solution, Inc.*	1,334,440
214,000	Intel Corp.	5,189,500
75,000	International Business Machines Corp.	13,791,000
174,000	Intersections, Inc.	1,929,660
75,000	Kulicke & Soffa Industries, Inc.*	693,750
62,000	Lexmark International, Inc., Class A	2,050,340
13,800	Newport Corp.*	187,818
61,840	Northrop Grumman Corp.	3,616,403
47,500	SYNNEX Corp.*	1,446,850
288,840	Triumph Group, Inc.	16,882,698
239,500	Western Digital Corp.*	7,412,525

		76,170,681

	Utilities-5.3%
115,000	American Electric Power Co., Inc.	4,750,650
240,000	AT&T, Inc.	7,257,600
337,000	BCE, Inc.	14,042,790
20,000	Chesapeake Utilities Corp.	867,000
100,000	Cleco Corp.	3,810,000
82,840	DTE Energy Co.	4,510,638
75,600	Edison International	3,129,840
142,000	El Paso Electric Co.	4,918,880
143,000	Exelon Corp.	6,201,910
20,000	Genie Energy Ltd., Class B	158,600
100,000	IDACORP, Inc.	4,241,000
42,000	NorthWestern Corp.	1,503,180
100,000	OGE Energy Corp.	5,671,000
265,000	Portland General Electric Co.	6,701,850
980,000	Vonage Holdings Corp.*	2,401,000

		70,165,938

TOTAL COMMON STOCKS
(Cost $514,202,096)		600,525,131

CLOSED-END FUNDS-0.1%
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	192,050
50,000	Nuveen Premium Income Municipal Fund 2	746,000

		938,050

TOTAL CLOSED-END FUNDS
(Cost $835,119)		938,050

10	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-1.2%
58,000	iShares® Cohen & Steers Realty Majors Index Fund	$4,072,760
45,000	iShares® MSCI Canada Index Fund	1,197,000
20,000	iShares® MSCI Chile Investable Market Index Fund	1,154,200
10,000	iShares® MSCI Indonesia Investable Market Index Fund	293,100
32,900	iShares® MSCI New Zealand Investable Market Index Fund	906,724
30,000	iShares® MSCI Russia Capped Index Fund	627,300
193,000	iShares® MSCI Singapore Index Fund	2,090,190
19,000	iShares® MSCI South Korea Index Fund	992,940
27,000	iShares® MSCI Turkey Index Fund	1,110,780
10,000	iShares® S&P® National Municipal Bond Fund	1,082,500
65,000	iShares® Silver Trust Index Fund*	1,751,100

		15,278,594

TOTAL EXCHANGE TRADED FUNDS

(Cost $15,749,275)		15,278,594

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
8,000	General Electric Capital Corp., 6.000%	206,960

	Utilities-0.0%(a)
5,000	AT&T, Inc., 6.375%	133,750

TOTAL PREFERRED STOCKS

(Cost $329,056)		340,710

CORPORATE BONDS-4.1%
	Basic Materials-0.5%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,284,820
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,818,348

		7,103,168

	Consumer, Cyclical-0.3%
785,000	McDonald’s Corp., 5.700%, 2/1/39	1,015,729
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,387,902

		3,403,631

	Consumer, Non-cyclical-0.3%
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,354,570

	Financial-1.4%
3,000,000	Countrywide Financial Corp., 5.800%, 6/7/12	3,006,411
4,000,000	General Electric Capital Corp., 1.028%, 2/6/14(b)	3,929,424
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,391,888
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	4,604,265
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,020,085

		18,952,073

	Government-0.4%
5,000,000	United States Department of Housing and Urban Development, 2.050%, 8/1/19	5,028,885
	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,331,303
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,648,015

		2,979,318

Semi-Annual Report | December 31, 2011	11

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	Technology-1.0%
$5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	$4,933,510
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,088,155
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,572,131

		12,593,796

TOTAL CORPORATE BONDS

(Cost $49,905,827)		53,415,441

U.S. GOVERNMENT AGENCIES-1.0%
	GNMA -Mortgage Backed Securities-1.0%
1,940,961	4.000%, 7/15/25, Pool #745185	2,085,265
1,545,096	4.500%, 1/15/40, Pool #723606	1,685,459
9,453,818	4.000%, 12/20/40, Pool #4882	10,130,059

		13,900,783

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $13,190,223)		13,900,783

U.S. TREASURY BONDS & NOTES-38.8%
	U.S. Treasury Bonds-7.7%
35,000,000	3.125%, 5/15/21	39,060,560
3,000,000	2.125%, 8/15/21	3,075,468
53,000,000	3.500%, 2/15/39	59,500,768

		101,636,796

	U.S. Treasury Inflation Indexed Notes-3.8%
15,417,050	2.500%, 7/15/16	17,834,397
12,430,005	1.625%, 1/15/18	14,155,638
15,709,161	1.375%, 1/15/20	17,880,214

		49,870,249

	U.S. Treasury Notes-27.3%
49,300,000	3.875%, 2/15/13	51,329,780
50,000,000	1.125%, 6/15/13	50,662,100
35,000,000	2.625%, 12/31/14	37,332,435
20,000,000	2.000%, 1/31/16	21,106,240
15,000,000	1.000%, 9/30/16	15,159,375
48,000,000	4.625%, 2/15/17	56,970,000
15,400,000	3.500%, 2/15/18	17,560,805
100,000,000	2.750%, 2/15/19	109,523,400

		359,644,135

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $472,923,562)		511,151,180

FOREIGN BONDS-3.4%
	Australia Government-0.9%
AUD 10,000,000	5.250%, 3/15/19	11,363,901
	Canada Government-0.9%
CAD 5,000,000	3.750%, 6/1/19	5,616,000
CAD 5,000,000	3.500%, 6/1/20	5,539,436

		11,155,436

	International Bank for Reconstruction & Development-0.3%
TRY 8,000,000	10.250%, 8/24/12	4,241,320
	Netherlands Government-0.3%
EUR 3,000,000	4.000%, 7/15/19	4,430,984

12	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	Norway Government-0.3%
NOK 21,000,000	4.500%, 5/22/19	$4,035,430

	Sweden Government-0.7%
SEK 52,000,000	5.000%, 12/1/20	9,729,944

TOTAL FOREIGN BONDS

(Cost $41,391,452)		44,957,015

MUNICIPAL BONDS-2.6%

	California-0.1%
$ 1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,037,580

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,083,930

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,076,660

	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,309,660

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	555,470
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,052,240

		1,607,710

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A, 5.125%, 2/1/29	1,104,300

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,181,540

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,047,950

	Ohio-1.0%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	4,974,216
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,167,804
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	547,495
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,132,320
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,116,610
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	611,915
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,121,790
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,165,800

		12,837,950

Semi-Annual Report | December 31, 2011	13

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	Texas-0.7%
$1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	$1,066,540
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,058,640
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	531,675
5,335,000	Port of Houston Authority, 5.000%, 10/1/35	5,852,708
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,075,010

		9,584,573

TOTAL MUNICIPAL BONDS
(Cost $31,683,828)		33,871,853

TOTAL INVESTMENT SECURITIES-96.8%
(Cost $1,140,210,438)		1,274,378,757
OTHER ASSETS IN EXCESS OF LIABILITIES-3.2%		41,821,372

NET ASSETS-100.0%		$1,316,200,129

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets
(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GNMA - Government National Mortgage Association

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

TRY - New Turkish Lira

Foreign Bonds Securities Allocation
% of net assets
Asia - Pacific	0.9%
Europe	1.3%
Europe - Euro	0.3%
North America	0.9%

3.4%

See Notes to Financial Statements.

14	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS-93.2%
	Basic Materials-12.3%
319,905	Boise, Inc.	$2,277,724
135,845	Buckeye Technologies, Inc.	4,542,657
29,810	Fuwei Films Holdings Co., Ltd.*	35,772
47,600	The Goodyear Tire & Rubber Co.*	674,492
1,390	Great Northern Iron Ore Properties	153,247
126,140	Innophos Holdings, Inc.	6,125,358
47,655	Innospec, Inc.*	1,337,676
35,841	Material Sciences Corp.*	292,463
9,725	Mercer International, Inc.*	59,323
11,664	Neenah Paper, Inc.	260,340
17,810	Rock-Tenn Co., Class A	1,027,637
6,065	Universal Stainless & Alloy*	226,588

		17,013,277

	Consumer, Cyclical-11.3%
15,980	Carrols Restaurant Group, Inc.*	184,889
61,180	The Cato Corp., Class A	1,480,556
55,225	Cumulus Media, Inc., Class A*	184,451
8,708	Destination Maternity Corp.	145,598
63,310	Domino’s Pizza, Inc.*	2,149,374
9,885	Dorman Products, Inc.*	365,053
4,025	Flexsteel Industries, Inc.	55,706
21,390	Friedman Industries, Inc.	223,525
16,445	PC Connection, Inc.	182,375
114,490	Polaris Industries, Inc.	6,409,150
17,485	Rocky Brands, Inc.*	157,715
327,475	Sinclair Broadcast Group, Inc., Class A	3,710,292
5,460	Susser Holdings Corp.*	123,505
28,490	Town Sports International Holdings, Inc.*	209,402

		15,581,591

	Consumer, Non-cyclical-10.3%
116,645	Bridgepoint Education, Inc.*	2,682,835
19,060	Carriage Services, Inc.	106,736
45,170	Darling International, Inc.*	600,309
32,860	Dusa Pharmaceuticals, Inc.*	143,927
95,500	Elizabeth Arden, Inc.*	3,537,320
47,820	Helen of Troy, Ltd.*	1,468,074
60,110	Hi-Tech Pharmacal Co., Inc.*	2,337,678
75,575	LifePoint Hospitals, Inc.*	2,807,611
45,055	Metropolitan Health Networks, Inc.*	336,561
30,560	Sciclone Pharmaceuticals, Inc.*	131,103

		14,152,154

	Energy-8.6%
8,010	Adams Resources & Energy, Inc.	232,130
78,910	Gulfport Energy Corp.*	2,323,899
17,021	Mitcham Industries, Inc.*	371,739
117,315	Pioneer Southwest Energy Partners LP	3,068,960
3,580	REX American Resources Corp.*	79,154
171,455	Star Gas Partners LP	834,986
84,390	Sunoco Logistics Partners LP	3,324,966
21,270	TGC Industries, Inc.*	151,868
71,155	W&T Offshore, Inc.	1,509,198

		11,896,900

Semi-Annual Report | December 31, 2011	15

Schedule of Investments	James Small Cap Fund
December 31, 2011 (Unaudited)

Shares		Value
	Financial-16.0%
352,580	Advance America Cash Advance Centers, Inc.	$3,155,591
164,975	American Financial Group, Inc.	6,085,928
2,695	Arlington Asset Investment Corp., Class A	57,484
51,849	Capital Trust, Inc., Class A, REIT*	116,660
56,470	Crawford & Co., Class B	347,855
9,370	Enterprise Financial Services Corp.	138,676
14,905	ePlus, Inc.*	421,513
69,350	EZCORP, Inc., Class A*	1,828,759
35,980	FBL Financial Group, Inc., Class A	1,224,040
13,720	MainSource Financial Group, Inc.	121,148
35,130	Nelnet, Inc., Class A	859,631
11,995	Nicholas Financial, Inc.	153,776
174,105	Rent-A-Center, Inc.	6,441,885
21,818	Southside Bancshares, Inc.	472,578
11,810	West Bancorporation, Inc.	113,140
7,700	World Acceptance Corp.*	565,950

		22,104,614

	Industrial-9.2%
51,755	Alamo Group, Inc.	1,393,762
14,270	Amerco, Inc.	1,261,468
7,310	CAI International, Inc.*	113,013
22,006	Coleman Cable, Inc.*	191,452
20,765	Littelfuse, Inc.	892,480
9,850	Miller Industries, Inc.	154,940
11,315	Park-Ohio Holdings Corp.*	201,860
7,245	Sparton Corp.*	61,582
6,415	Standex International Corp.	219,136
164,247	Sturm Ruger & Co., Inc.	5,495,705
137,760	Trimas Corp.*	2,472,792
11,174	UFP Technologies, Inc.*	165,040

		12,623,230

	Technology-11.6%
42,330	Brightpoint, Inc.*	455,471
295,008	CGI Group, Inc., Class A*	5,560,901
7,420	Communications Systems, Inc.	104,325
26,820	Datalink Corp.*	221,533
11,175	DDi Corp.	104,263
98,635	Deluxe Corp.	2,244,933
6,145	Formula Systems 1985, Ltd., Sponsored ADR	91,560
9,320	Intersections, Inc.	103,359
123,300	Majesco Entertainment Co.*	300,852
23,785	Nova Measuring Instruments, Ltd.*	175,295
32,100	RTI Biologics, Inc.*	142,524
14,600	SYNNEX Corp.*	444,716
5,330	Tessco Technologies, Inc.	73,661
97,855	Triumph Group, Inc.	5,719,625
20,460	USA Mobility, Inc.	283,780

		16,026,798

16	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	Utilities-13.9%
96,140	Cleco Corp.	$3,662,934
116,285	El Paso Electric Co.	4,028,112
27,190	HickoryTech Corp.	301,265
35,040	The Laclede Group, Inc.	1,418,069
75,255	NorthWestern Corp.	2,693,376
5,840	Otter Tail Corp.	128,597
90,950	PNM Resources, Inc.	1,658,019
90,405	Portland General Electric Co.	2,286,342
39,860	UIL Holdings Corp.	1,409,848
678,490	Vonage Holdings Corp.*	1,662,301

		19,248,863

TOTAL COMMON STOCKS
(Cost $105,113,535)		128,647,427

TOTAL INVESTMENT SECURITIES-93.2%
(Cost $105,113,535)		128,647,427
OTHER ASSETS IN EXCESS OF LIABILITIES-6.8%		9,455,170

NET ASSETS-100.0%		$138,102,597

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	17

Schedule of Investments	James Mid Cap Fund
December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS-94.8%
	Basic Materials-8.6%
4,125	Domtar Corp.	$329,835
2,575	FMC Corp.	221,553
2,075	Innophos Holdings, Inc.	100,762
15,500	PolyOne Corp.	179,025
8,000	Silver Wheaton Corp.	231,680

		1,062,855

	Consumer, Cyclical-10.5%
4,125	Alaska Air Group, Inc.*	309,746
3,100	The Childrens Place Retail Stores, Inc.*	164,672
7,225	Dollar Tree, Inc.*	600,470
15,500	RR Donnelley & Sons Co.	223,665

		1,298,553

	Consumer, Non-cyclical-16.6%
10,325	Bridgepoint Education, Inc.*	237,475
4,125	Corn Products International, Inc.	216,934
10,325	LifePoint Hospitals, Inc.*	383,574
8,000	Ruddick Corp.	341,120
125	Seaboard Corp.*	254,500
7,225	Tupperware Brands Corp.	404,383
10,325	Tyson Foods, Inc., Class A	213,108

		2,051,094

	Energy-8.5%
4,125	Cimarex Energy Co.	255,338
8,250	HollyFrontier Corp.	193,050
9,300	Tesoro Corp.*	217,248
10,325	W&T Offshore, Inc.	218,993
4,125	World Fuel Services Corp.	173,167

		1,057,796

	Financial-14.6%
8,775	American Financial Group, Inc.	323,710
12,900	Brookfield Office Properties, Inc.	201,756
4,125	Home Properties, Inc., REIT	237,476
11,350	Nelnet, Inc., Class A	277,734
13,425	Rent-A-Center, Inc.	496,725
3,625	RLI Corp.	264,118

		1,801,519

	Industrial-10.2%
7,225	AGCO Corp.*	310,458
2,100	Amerco, Inc.	185,640
7,750	Jarden Corp.	231,570
6,700	Timken Co.	259,357
8,250	TRW Automotive Holdings Corp.*	268,950

		1,255,975

	Technology-11.9%
34,525	Amkor Technology, Inc.*	150,529
7,750	Arrow Electronics, Inc.*	289,928

18	www.jamesfunds.com

James Mid Cap Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	Technology (continued)
15,500	AVX Corp.	$197,780
13,950	Deluxe Corp.	317,502
14,450	Fairchild Semiconductor International, Inc.*	173,978
3,100	Lexmark International, Inc., Class A	102,517
4,125	Triumph Group, Inc.	241,106

		1,473,340

	Utilities-13.9%
15,550	CMS Energy Corp.	343,344
4,975	DTE Energy Co.	270,889
3,625	Energen Corp.	181,250
8,250	NorthWestern Corp.	295,268
10,325	Portland General Electric Co.	261,119
7,225	Southwest Gas Corp.	306,990
25,825	Vonage Holdings Corp.*	63,271

		1,722,131

TOTAL COMMON STOCKS (Cost $10,340,434)		11,723,263

EXCHANGE TRADED FUNDS-1.8%
3,100	iShares® Cohen & Steers Realty Majors Index Fund	217,682

TOTAL EXCHANGE TRADED FUNDS (Cost $217,510)		217,682

TOTAL INVESTMENT SECURITIES-96.6% (Cost $10,557,944)		11,940,945
OTHER ASSETS IN EXCESS OF LIABILITIES-3.4%		421,863

NET ASSETS-100.0%		$12,362,808

*	Non-income producing security.

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	19

Schedule of Investments	James Micro Cap Fund
December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS-95.3%
	Basic Materials-10.6%
28,510	Fuwei Films Holdings Co., Ltd.*	$34,212
1,000	Great Northern Iron Ore Properties	110,250
30,277	Material Sciences Corp.*	247,060
8,630	Mercer International, Inc.*	52,643
9,885	Neenah Paper, Inc.	220,633
5,040	Universal Stainless & Alloy*	188,295

		853,093

	Consumer, Cyclical-15.9%
13,460	Carrols Restaurant Group, Inc.*	155,732
47,180	Cumulus Media, Inc., Class A*	157,581
7,528	Destination Maternity Corp.	125,868
3,345	Flexsteel Industries, Inc.	46,295
17,910	Friedman Industries, Inc.	187,160
14,615	PC Connection, Inc.	162,080
18,213	Rocky Brands, Inc.*	164,281
4,682	Susser Holdings Corp.*	105,907
24,020	Town Sports International Holdings, Inc.*	176,547

		1,281,451

	Consumer, Non-cyclical-7.7%
17,041	Carriage Services, Inc.	95,429
27,760	Dusa Pharmaceuticals, Inc.*	121,589
39,595	Metropolitan Health Networks, Inc.*	295,775
25,780	Sciclone Pharmaceuticals, Inc.*	110,596

		623,389

	Energy-8.8%
6,800	Adams Resources & Energy, Inc.	197,064
14,421	Mitcham Industries, Inc.*	314,955
3,080	REX American Resources Corp.*	68,099
17,960	TGC Industries, Inc.*	128,234

		708,352

	Financial-16.2%
43,820	Capital Trust, Inc., Class A, REIT*	98,595
45,936	Crawford & Co., Class B	282,966
7,860	Enterprise Financial Services Corp.	116,328
15,930	ePlus, Inc.*	450,500
12,300	MainSource Financial Group, Inc.	108,609
9,862	Nicholas Financial, Inc.	126,431
12,820	West Bancorporation, Inc.	122,816

		1,306,245

	Industrial-17.8%
22,626	A.T. Cross Co., Class A*	255,221
5,798	CAI International, Inc.*	89,637
18,950	Coleman Cable, Inc.*	164,865
8,285	Miller Industries, Inc.	130,323
9,520	Park-Ohio Holdings Corp.*	169,837
7,245	Sparton Corp.*	61,583
5,465	Standex International Corp.	186,684
6,090	Sturm Ruger & Co., Inc.	203,771
11,604	UFP Technologies, Inc.*	171,391
		1,433,312

20	www.jamesfunds.com

James Micro Cap Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	Technology-15.1%
6,260	Communications Systems, Inc.	$88,016
22,640	Datalink Corp.*	187,006
3,430	DDi Corp.	32,002
11,495	Formula Systems 1985, Ltd., Sponsored ADR	171,276
13,980	Intersections, Inc.	155,038
104,280	Majesco Entertainment Co.*	254,443
19,730	Nova Measuring Instruments, Ltd.*	145,410
27,100	RTI Biologics, Inc.*	120,324
4,460	Tessco Technologies, Inc.	61,637

		1,215,152

	Utilities-3.2%
22,960	HickoryTech Corp.	254,397

		254,397

TOTAL COMMON STOCKS (Cost $7,051,200)		7,675,391

TOTAL INVESTMENT SECURITIES-95.3% (Cost $7,051,200)		7,675,391
OTHER ASSETS IN EXCESS OF LIABILITIES-4.7%		382,144

NET ASSETS-100.0%		$8,057,535

*	Non-income producing security.

ADR - American Depositary Receipt

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	21

Schedule of Investments	James Long-Short Fund
December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS-105.1%
	Basic Materials-9.1%
9,795	Buckeye Technologies, Inc.(a)	$327,545
3,125	Freeport-McMoRan Copper & Gold, Inc.(a)	114,969
4,995	Innophos Holdings, Inc.(a)	242,557

		685,071

	Consumer, Cyclical-19.6%
610	Alaska Air Group, Inc.*(a)	45,805
875	AutoZone, Inc.*(a)	284,349
3,720	Dollar Tree, Inc.*(a)	309,169
1,500	Fred’s, Inc., Class A	21,870
7,740	Moody’s Corp.(a)	260,683
23,805	Sinclair Broadcast Group, Inc., Class A(a)	269,711
4,730	Viacom, Inc., Class A(a)	252,251
500	Wal-Mart Stores, Inc.	29,880

		1,473,718

	Consumer, Non-cyclical-17.9%
4,130	Corn Products International, Inc.(a)	217,197
4,895	Eli Lilly & Co.(a)	203,436
4,945	Helen of Troy, Ltd.*(a)	151,812
3,500	Hi-Tech Pharmacal Co., Inc.*(a)	136,115
9,595	Pfizer, Inc.(a)	207,636
4,655	UnitedHealth Group, Inc.(a)	235,915
2,965	WellPoint, Inc.(a)	196,431

		1,348,542

	Energy-10.2%
710	Apache Corp.(a)	64,312
2,625	Chevron Corp.(a)	279,300
5,160	HollyFrontier Corp.(a)	120,744
3,840	Tesoro Corp.*(a)	89,702
9,975	W&T Offshore, Inc.(a)	211,570

		765,628

	Financial-9.6%
32,990	Advance America Cash Advance Centers, Inc.(a)	295,260
2,415	Brookfield Office Properties, Inc.(a)	37,771
2,620	CBL & Associates Properties, Inc., REIT(a)	41,134
4,045	EZCORP, Inc., Class A*(a)	106,667
2,835	PNC Financial Services Group, Inc.(a)	163,494
3,550	Southside Bancshares, Inc.(a)	76,893

		721,219

	Financials-5.0%
6,660	Capital One Financial Corp.(a)	281,651
7,310	Fifth Third Bancorp(a)	92,983

		374,634

	Industrial-8.8%
1,820	Amerco, Inc.(a)	160,888
1,450	Cummins, Inc.(a)	127,629
2,920	Littelfuse, Inc.(a)	125,502

22	www.jamesfunds.com

James Long-Short Fund	Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	Industrial (continued)
4,000	Sturm Ruger & Co., Inc.(a)	$133,840
1,100	Timken Co.(a)	42,581
2,220	TRW Automotive Holdings Corp.*(a)	72,372

		662,812

	Technology-14.0%
5,510	Brightpoint, Inc.*(a)	59,288
13,820	Deluxe Corp.(a)	314,543
34,365	Integrated Silicon Solution, Inc.*(a)	314,096
3,500	Intel Corp.(a)	84,875
7,510	Kulicke & Soffa Industries, Inc.*(a)	69,467
1,155	Lockheed Martin Corp.(a)	93,440
2,910	Newport Corp.*(a)	39,605
5,220	Symantec Corp.*(a)	81,693

		1,057,007

	Utilities-10.9%
5,495	BCE, Inc.(a)	228,977
1,610	DTE Energy Co.(a)	87,664
5,510	Exelon Corp.(a)	238,969
8,465	Portland General Electric Co.(a)	214,080
21,645	Vonage Holdings Corp.*(a)	53,030

		822,720

TOTAL COMMON STOCKS
(Cost $7,844,056)		7,911,351

TOTAL INVESTMENT SECURITIES-105.1%
(Cost $7,844,056)		7,911,351
OTHER LIABILITIES IN EXCESS OF ASSETS-(5.1)%(a)		(381,287)

NET ASSETS-100.0%		$7,530,064

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for line of credit aggregating a total market value of $5,405,886 and cash equivalents of $152,560.

Ltd.- Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	23

Statements of Assets and Liabilities	James Advantage Funds
December 31, 2011 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund
ASSETS:

Investment securities:
At cost	$1,140,210,438	$105,113,535	$10,557,944	$7,051,200	$7,844,056

At value	$1,274,378,757	$128,647,427	$11,940,945	$7,675,391	$7,911,351
Cash	34,217,962	11,524,564	770,529	350,340	152,560
Dividends and interest receivable	7,001,850	144,038	20,356	6,763	10,655
Receivable for securities sold	2,858,083	42,091	–	233,277	–
Receivable for capital shares sold	7,390,554	1,125,552	–	–	–
Other assets	71,357	–	–	–	–
Total Assets	1,325,918,563	141,483,672	12,731,830	8,265,771	8,074,566

LIABILITIES:

Loan payable	–	–	–	–	436,000
Payable for capital shares redeemed	588,156	19,691	–	–	–
Payable for securities purchased	7,877,447	3,197,790	354,961	199,315	99,085
Payable due to broker	–	–	–	–	1,141
Accrued expenses:
Management fees	762,089	135,875	11,498	8,902	6,688
12b-1 distribution and service fees	228,980	27,444	2,532	–	1,569
Trustees’ fees	2,227	207	26	19	19
Other payables	259,535	68	5	–	–
Total Liabilities	9,718,434	3,381,075	369,022	208,236	544,502
Net Assets	$1,316,200,129	$138,102,597	$12,362,808	$8,057,535	$7,530,064

NET ASSETS CONSIST OF:

Paid-in capital	$1,182,578,959	$161,891,549	$11,232,522	$8,129,171	$8,071,695
Accumulated net investment income/(loss)	368,040	(125,279)	4,652	539	1,167
Accumulated net realized loss on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	(899,394)	(47,197,565)	(257,367)	(696,366)	(610,093)
Net unrealized appreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	134,152,524	23,533,892	1,383,001	624,191	67,295
Net Assets	$1,316,200,129	$138,102,597	$12,362,808	$8,057,535	$7,530,064

See Notes to Financial Statements.

24	www.jamesfunds.com

James Advantage Funds	Statements of Assets and Liabilities
December 31, 2011 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund
PRICING OF RETAIL CLASS SHARES(a):

Net assets	$1,112,294,304	$138,102,597	$12,362,808	$8,057,535	$7,530,064
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	54,306,776	5,891,920	1,186,265	748,658	783,261
Net assets value, offering price and redemption price per share	$20.48	$23.44	$10.42	$10.76	$9.61

PRICING OF INSTITUTIONAL CLASS SHARES:

Net assets	$203,905,825	N/A	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	9,985,177	N/A	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$20.42	N/A	N/A	N/A	N/A

(a)

James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund do not have a share class and will be presented as Retail Class shares throughout this semi-annual report for financial reporting presentation purposes only.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	25

Statements of Operations	James Advantage Funds
For the Six Months Ended December 31, 2011 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund
INVESTMENT INCOME:

Dividends (Net of withholding taxes of $71,960, $223, $687, $295 and $861, respectively)	$5,862,483	$928,220	$130,354	$68,298	$89,554
Interest	7,894,811	67	–	6	163
Other income	247,262	905	–	–	–
Total Investment Income	14,004,556	929,192	130,354	68,304	89,717

EXPENSES:

Management fees	4,125,041	614,878	69,777	58,404	45,003
12b-1 distribution and service fees -Retail Class	1,251,068	124,281	15,225	–	10,268
Dividend and interest expense on securities sold short	–	–	–	–	14,855
Administration fee	379,622	–	–	–	–
Interest expense	–	–	–	–	85
Custodian fees	59,581	–	–	–	–
Professional fees	82,993	–	–	–	–
Trustee fees	8,547	6,527	6,346	6,339	6,339
Registration fees	87,261	–	–	–	–
Shareholder report printing and mailing	63,035	–	–	–	–
Other expenses	28,711	–	–	–	–
Total Expenses	6,085,859	745,686	91,348	64,743	76,550
Net Investment Income	7,918,697	183,506	39,006	3,561	13,167

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) from:	(693,037)	957,626	305,752	(693,793)	(959,832)
Security transactions	(693,037)	957,626	305,752	(693,793)	(959,832)
Securities sold short	–	–	–	–	350,083
Foreign currency transactions	(82,882)	–	–	–	–
Net change in unrealized appreciation/(depreciation) on investments	10,292,749	597,762	(1,425,094)	(381,190)	(149,649)
Net change in unrealized appreciation on securities sold short	–	–	–	–	112,016
Net change in unrealized depreciation on foreign currency translation	(22,253)	–	–	–	–
Net Realized and Unrealized Gain/(Loss) on Investments	9,494,577	1,555,388	(1,119,342)	(1,074,983)	(647,382)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$17,413,274	$1,738,894	$(1,080,336)	$(1,071,422)	$(634,215)

See Notes to Financial Statements.

26	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets
December 31, 2011 (Unaudited)

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011

FROM OPERATIONS:

Net investment income	$7,918,697	$10,987,360
Net realized gain/(loss) from security transactions and foreign currency transactions	(775,919)	29,817,361
Net change in unrealized appreciation on investments and foreign currency translation	10,270,496	67,441,210
Net Increase in net assets resulting from operations	17,413,274	108,245,931

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(6,253,760)	(9,200,356)
From net realized gain on investments	(15,647,688)	(5,605,358)
Institutional Class:
Dividends from net investment income	(1,412,458)	(1,681,618)
Dividends from net realized gain on investments	(2,791,260)	(647,555)
Decrease in net assets from distributions to shareholders	(26,105,166)	(17,134,887)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	314,413,175	412,093,247
Net asset value of shares issued in reinvestment of distributions to shareholders	20,681,970	14,012,602
Payments for shares redeemed	(152,498,411)	(142,784,534)
Net increase in net assets from Retail Class capital share transactions	182,596,734	283,321,315

Institutional Class Shares:
Proceeds from shares sold	85,244,161	75,940,296
Net asset value of shares issued in reinvestment of distributions to shareholders	2,514,876	1,372,732
Payments for shares redeemed	(14,030,257)	(16,355,839)
Net increase in net assets from Institutional Class capital share transactions	73,728,780	60,957,189
Total Increase in Net Assets	247,633,622	435,389,548

NET ASSETS:

Beginning of period	1,068,566,507	633,176,959
End of period	$1,316,200,129	$1,068,566,507

Accumulated Net Investment Income	$368,040	$115,561

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	27

Statements of Changes in Net Assets	James Balanced: Golden Rainbow Fund

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	15,436,846	20,626,826
Shares issued in reinvestment of distributions to shareholders	1,018,987	697,794
Shares redeemed	(7,544,667)	(7,175,417)
Net increase in shares outstanding	8,911,166	14,149,203
Shares outstanding, beginning of period	45,395,610	31,246,407
Shares outstanding, end of period	54,306,776	45,395,610

Institutional Class Shares:
Shares sold	4,201,684	3,784,441
Shares issued in reinvestment of distributions to shareholders	124,153	68,068
Shares redeemed	(691,314)	(813,206)
Net increase in shares outstanding	3,634,523	3,039,303
Shares outstanding, beginning of period	6,350,654	3,311,351
Shares outstanding, end of period	9,985,177	6,350,654

See Notes to Financial Statements.

28	www.jamesfunds.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011

FROM OPERATIONS:

Net investment income	$183,506	$175,856
Net realized gain from security transactions	957,626	11,460,628
Net change in unrealized appreciation on investments	597,762	11,746,072
Net Increase in net assets resulting from operations	1,738,894	23,382,556

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(159,999)	(120,000)
Decrease in net assets from distributions to shareholders	(159,999)	(120,000)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	69,606,209	20,729,996
Net asset value of shares issued in reinvestment of distributions to shareholders	148,123	116,325
Payments for shares redeemed	(14,735,443)	(28,046,892)
Net increase/(decrease) in net assets from Retail Class capital share transactions	55,018,889	(7,200,571)
Total Increase in Net Assets	56,597,784	16,061,985

NET ASSETS:

Beginning of period	81,504,813	65,442,828
End of period	$138,102,597	$81,504,813

Accumulated Net Investment Loss	$(125,279)	$(148,786)

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	3,144,297	992,906
Shares issued in reinvestment of distributions to shareholders	6,268	5,446
Shares redeemed	(672,316)	(1,322,978)
Net increase/(decrease) in shares outstanding	2,478,249	(324,626)
Shares outstanding, beginning of period	3,413,671	3,738,297
Shares outstanding, end of period	5,891,920	3,413,671

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	29

Statements of Changes in Net Assets	James Mid Cap Fund

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011

FROM OPERATIONS:

Net investment income	$39,006	$17,133
Net realized gain from security transactions	305,752	1,078,644
Net change in unrealized appreciation/(depreciation) on investments	(1,425,094)	2,428,716
Net Increase/(Decrease) in net assets resulting from operations	(1,080,336)	3,524,493

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(106,000)	(48,621)
Decrease in net assets from distributions to shareholders	(106,000)	(48,621)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	1,135,610	3,641,912
Net asset value of shares issued in reinvestment of distributions to shareholders	101,121	47,281
Payments for shares redeemed	(1,090,528)	(3,259,497)
Net increase in net assets from Retail Class capital share transactions	146,203	429,696
Total Increase/(Decrease) in Net Assets	(1,040,133)	3,905,568

NET ASSETS:

Beginning of period	13,402,941	9,497,373
End of period	$12,362,808	$13,402,941

Accumulated Net Investment Income	$4,652	$71,646

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	107,333	375,514
Shares issued in reinvestment of distributions to shareholders	9,640	4,434
Shares redeemed	(108,665)	(307,726)
Net increase in shares outstanding	8,308	72,222
Shares outstanding, beginning of period	1,177,957	1,105,735
Shares outstanding, end of period	1,186,265	1,177,957

See Notes to Financial Statements.

30	www.jamesfunds.com

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Year Ended June 30, 2011(a)

FROM OPERATIONS:

Net investment income/(loss)	$3,561	$(20,602)
Net realized gain/(loss) from security transactions	(693,793)	55,986
Net change in unrealized appreciation/(depreciation) on investments	(381,190)	1,005,381
Net Increase/(Decrease) in net assets resulting from operations	(1,071,422)	1,040,765

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net realized gain on investments	(40,982)	–
Decrease in net assets from distributions to shareholders	(40,982)	–

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	1,076,007	8,959,456
Net asset value of shares issued in reinvestment of distributions to shareholders	40,846	–
Payments for shares redeemed, net of redemption fees	(1,691,727)	(255,408)
Net increase/(decrease) in net assets from Retail Class capital share transactions	(574,874)	8,704,048
Total Increase/(Decrease) in Net Assets	(1,687,278)	9,744,813

NET ASSETS:

Beginning of period	9,744,813	–
End of period	$8,057,535	$9,744,813

Accumulated Net Investment Income/(Loss)	$539	$(3,022)

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	95,133	839,625
Shares issued in reinvestment of distributions to shareholders	3,927	–
Shares redeemed	(168,287)	(21,740)
Net increase/(decrease) in shares outstanding	(69,227)	817,885
Shares outstanding, beginning of period	817,885	–
Shares outstanding, end of period	748,658	817,885

(a)	Fund commenced operations on July 1, 2010.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	31

Statements of Changes in Net Assets	James Long-Short Fund

	For the Six Months Ended December 31, 2011 (Unaudited)	For the Period Ended June 30, 2011(a)

FROM OPERATIONS:

Net investment income/(loss)	$13,167	$(4,002)
Net realized gain/(loss) from security transactions and securities sold short	(609,749)	2
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(37,633)	104,928
Net Increase/(Decrease) in net assets resulting from operations	(634,215)	100,928

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(12,000)	–
Decrease in net assets from distributions to shareholders	(12,000)	–

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	780,851	10,619,105
Net asset value of shares issued in reinvestment of distributions to shareholders	12,000	–
Payments for shares redeemed	(3,334,890)	(1,715)
Net increase/(decrease) in net assets from Retail Class capital share transactions	(2,542,039)	10,617,390
Total Increase/(Decrease) in Net Assets	(3,188,254)	10,718,318

NET ASSETS:

Beginning of period	10,718,318	–
End of period	$7,530,064	$10,718,318

Accumulated Net Investment Income	$1,167	$–

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	81,822	1,061,053
Shares issued in reinvestment of distributions to shareholders	1,241	–
Shares redeemed	(360,685)	(170)
Net increase/(decrease) in shares outstanding	(277,622)	1,060,883
Shares outstanding, beginning of period	1,060,883	–
Shares outstanding, end of period	783,261	1,060,883

(a)	Fund commenced operations on May 23, 2011.

See Notes to Financial Statements.

32	www.jamesfunds.com

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009		For the Year Ended June 30, 2008	For the Year Ended June 30, 2007

Net asset value - beginning of period	$20.66		$18.32	$16.69	$18.09		$18.33	$17.32
Income/(Loss) from investment operations:
Net investment income	0.13		0.24	0.30	0.28		0.40	0.39
Net realized and unrealized gain/(loss) on investments	0.11		2.50	1.63	(1.40)		0.11	1.34
Total from investment operations	0.24		2.74	1.93	(1.12)		0.51	1.73

Less distributions:
From net investment income	(0.12)		(0.24)	(0.30)	(0.28)		(0.40)	(0.40)
From net realized gain on investments	(0.30)		(0.16)	–	(0.00)	(a)	(0.35)	(0.32)
Total distributions	(0.42)		(0.40)	(0.30)	(0.28)		(0.75)	(0.72)
Net asset value at end of period	$20.48		$20.66	$18.32	$16.69		$18.09	$18.33

Total return	1 ..23%	(b)	15 .01%	11 .60%	(6 .19)%		2 .76%	10 .13%

Net assets, end of period (in thousands)	$1,112,294		$937,696	$572,484	$537,358		$478,694	$341,664

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1 .08%(c)		1 .12%	1 .19%	1 .16%		1 .18%	1 .18%
Ratio of net investment income to average net assets	1 .33%(c)		1 .27%	1 .68%	1 .68%		2 .20%	2 .24%
Portfolio turnover rate	17%(b)		36%	31%	72%		53%	92%

(a)	Amount rounds to less than $(0.005) per share.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	33

Financial Highlights	James Balanced: Golden Rainbow Fund – Institutional Class
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Period Ended June 30, 2009(a)

Net asset value - beginning of period	$20.61		$18.33	$16.69	$14.80
Income from investment operations:
Net investment income	0.17		0.32	0.34	0.09
Net realized and unrealized gain on investments	0.10		2.47	1.65	1.94
Total from investment operations	0.27		2.79	1.99	2.03

Less distributions:
From net investment income	(0.16)		(0.35)	(0.35)	(0.14)
From net realized gain on investments	(0.30)		(0.16)	–	–
Total distributions	(0.46)		(0.51)	(0.35)	(0.14)
Net asset value at end of period	$20.42		$20.61	$18.33	$16.69

Total return	1 ..36%	(b)	15 .27%	11.94%	13.75%	(b)

Net assets, end of period (in thousands)	$203,906		$130,870	$60,693	$115

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0 ..83%	(c)	0 .87%	1 .06%	0 ..95%	(c)
Ratio of net investment income to average net assets	1 ..59%	(c)	1 .52%	2 .06%	1.63%	(c)
Portfolio turnover rate	17%	(b)	36%	31%	72%	(b)

(a)	Fund commenced operations on March 2, 2009.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	www.jamesfunds.com

James Small Cap Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007

Net asset value - beginning of period	$23.88		$17.51	$14.18	$20.04	$24.56	$23.28
Income/(Loss) from investment operations:
Net investment income	0.05		0.05	0.02	0.06	0.10	0.11
Net realized and unrealized gain/(loss) on investments	(0.46)		6.35	3.33	(5.86)	(4.52)	1.50
Total from investment operations	(0.41)		6.40	3.35	(5.80)	(4.42)	1.61

Less distributions:
From net investment income	(0.03)		(0.03)	–	(0.06)	(0.10)	(0.11)
From net realized gain on investments	–		–	–	–	–	(0.22)
From tax return of capital	–		–	(0.02)	–	–	–
Total distributions	(0.03)		(0.03)	(0.02)	(0.06)	(0.10)	(0.33)
Paid-in capital from redemption fees(a)	–		–	–	–	–	0.00 (b)
Net asset value at end of period	$23.44		$23.88	$17.51	$14.18	$20.04	$24.56

Total return	(1.69)	%(c)	36.59%	23.61%	(28.91)%	(18.03)%	6.97%

Net assets, end of period (in thousands)	$138,103		$81,505	$65,443	$99,801	$177,915	$327,467

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.37	%(d)	0.23%	0.08%	0.37%	0.42%	0.54%
Portfolio turnover rate	24	%(c)	60%	38%	46%	54%	104%

(a)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	35

Financial Highlights	James Mid Cap Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007(a)

Net asset value - beginning of period	$11.38		$8.59	$7.05	$10.66	$11.70	$10.00
Income/(Loss) from investment operations:
Net investment income	0.03		0.01	0.02	0.03	0.00 (b)	0.04
Net realized and unrealized gain/(loss) on investments	(0.90)		2.82	1.54	(3.61)	(1.01)	1.70
Total from investment operations	(0.87)		2.83	1.56	(3.58)	(1.01)	1.74

Less distributions:
From net investment income	(0.09)		(0.04)	(0.02)	(0.03)	(0.01)	–
From net realized gain on investments	–		–	–	–	(0.02)	(0.04)
Total distributions	(0.09)		(0.04)	(0.02)	(0.03)	(0.03)	(0.04)
Paid-in capital from redemption fees(c)	–		–	–	–	–	0.00 (b)
Net asset value at end of period	$10.42		$11.38	$8.59	$7.05	$10.66	$11.70

Total return	(7.65)	%(d)	32.97%	22.13%	(33.51)%	(8.61)%	17.41%

Net assets, end of period (in thousands)	$12,363		$13,403	$9,497	$4,438	$6,002	$6,441

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(e)	1.50%	1.50%	1.50%	1.48%	1.49%
Ratio of net investment income to average net assets	0.64	%(e)	0.13%	0.24%	0.48%	0.01%	0.40%
Portfolio turnover rate	15	%(d)	56%	37%	38%	55%	53%

(a)	Fund commenced operations on June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

36	www.jamesfunds.com

James Micro Cap Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Year Ended June 30, 2011(a)

Net asset value - beginning of period	$11.91		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss)	0.00	(b)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.09)		1.94
Total from investment operations	(1.09)		1.91

Less distributions:
From net investment income	–		–
From net realized gain on investments	(0.06)		–
Total distributions	(0.06)		–
Net asset value at end of period	$10.76		$11.91

Total return	(9 .17)%	(c)	19.10%

Net assets, end of period (in thousands)	$8,058		$9,745

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1 .50%	(d)	1 .50%
Ratio of net investment income/(loss) to average net assets	0 .08%	(d)	(0.31)%
Portfolio turnover rate	51%	(c)	69%

(a)	Fund commenced operations on July 1, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2011	37

Financial Highlights	James Long-Short Fund
For a share outstanding throughout the period indicated.

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Period Ended June 30, 2011(a)

Net asset value - beginning of period	$10.10		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss)	0.02		(0.00)	(b)
Net realized and unrealized gain/(loss) on investments	(0.49)		0.10
Total from investment operations	(0.47)		0.10

Less distributions:
From net investment income	(0.02)		–
From net realized gain on investments	–		–
Total distributions	(0.02)		–
Net asset value at end of period	$9.61		$10.10

Total return	(4 .70)%	(c)	1 .00%	(c)

Net assets, end of period (in thousands)	$7,530		$10,718

Ratios/Supplemental Data:
Ratio of net expenses to average net assets(d)	1 .86%	(e)	1 .73%	(e)
Ratio of net investment income/(loss) to average net assets	0 .32%	(e)	(1 .03)%	(e)
Portfolio turnover rate	110%	(c)	0%	(c)

(a)	Fund commenced operations on May 23, 2011.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)

Dividend and interest expense on securities sold short totaled 0.36% (annualized) and 0.23% (annualized) of average net assets for the six months ended December 31, 2011 and the period ended June 30, 2011, respectively.

(e)	Annualized.

See Notes to Financial Statements.

38	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2011 (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT

ACCOUNTING POLICIES

James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Mid Cap Fund seeks to provide long-termcapital appreciation.The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value.

Semi-Annual Report | December 31, 2011	39

Notes to Financial Statements	James Advantage Funds
December 31, 2011 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2011:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$600,525,131	$–	$–	$600,525,131
Closed-End Funds	938,050	–	–	938,050
Exchange Traded Funds	15,278,594	–	–	15,278,594
Preferred Stocks	340,710	–	–	340,710
Corporate Bonds	–	53,415,441	–	53,415,441
U.S. Government Agencies	–	13,900,783	–	13,900,783
U.S. Treasury Bonds & Notes	–	511,151,180	–	511,151,180
Foreign Bonds	–	44,957,015	–	44,957,015
Municipal Bonds	–	33,871,853	–	33,871,853
Total	$617,082,485	$657,296,272	$–	$1,274,378,757

40	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2011 (Unaudited)

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$128,647,427	$–	$–	$128,647,427
Total	$128,647,427	$–	$–	$128,647,427

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,723,263	$–	$–	$11,723,263
Exchange Traded Funds	217,682	–	–	217,682
Total	$11,940,945	$–	$–	$11,940,945

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,675,391	$–	$–	$7,675,391
Total	$7,675,391	$–	$–	$7,675,391

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,911,351	$–	$–	$7,911,351
Total	$7,911,351	$–	$–	$7,911,351

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the six months ended December 31, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the six months ended December 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2011, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Semi-Annual Report | December 31, 2011	41

Notes to Financial Statements	James Advantage Funds
December 31, 2011 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund actively sells short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the exdividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Distributions received from Limited Partnership investments of a Fund are recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

During the six months ended December 31, 2011, none of the Funds recorded a liability for any uncertain tax positions in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction. For the years ended June 30, 2008 through June 30, 2011, the Funds’ returns are still open to examination by the appropriate taxing authority.

The following information is computed on a tax basis for each item as of December 31, 2011:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow
Fund	$1,140,265,516	$161,596,801	$(27,483,560)	$134,113,241
James Small Cap
Fund	104,480,278	26,468,039	(2,300,890)	24,167,149
James Mid Cap
Fund	10,555,649	1,983,057	(597,761)	1,385,296
James Micro Cap
Fund	7,046,624	1,008,115	(379,348)	628,767
James Long-Short
Fund	8,069,395	251,797	(409,841)	(158,044)

Semi-Annual Report | December 31, 2011	42

James Advantage Funds	Notes to Financial Statements
December 31, 2011 (Unaudited)

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for the six months ended December 31, 2011 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$101,433,156	$145,828,750
James Long -Short Fund	–	4,266,564

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2011 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$323,896,293	$49,985,782
James Small Cap Fund	75,104,093	23,446,561
James Mid Cap Fund	2,089,050	1,808,285
James Micro Cap Fund	4,238,201	4,669,843
James Long -Short Fund	9,034,015	5,614,262

For the six-month period ended December 31, 2011, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $4,060,871 and $6,472,782, respectively, for the James Long-Short Fund.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets for assets up to and including $500 million; at the annual rate of 0.70% of the average daily net assets for assets from $500 million up to and including $1 billion; at the annual rate of 0.65% of the average daily net assets for assets from $1 billion up to and including $2 billion; and at the annual rate of 0.60% of the average daily net assets for assets over $2 billion. James Balanced: Golden Rainbow Fund is responsible for the payment of all of its operating expenses.

James is authorized to receive a fee equal to an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Mid Cap Fund and the James Long-Short Fund, respectively, for assets up to and including $500 million; 1.20% of average daily assets for assets from $500 million up to and including $1 billion; 1.15% of the average daily assets for assets from $1 billion to and including $2 billion; and 1.10% of the daily average net assets over $2 billion. James is authorized to receive a fee equal to 1.50% of James Micro Cap Fund average daily assets for assets up to and including $500 million and 1.45% of average daily assets for assets over $500 million. Advisory fees for the James Small Cap, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund are reduced by the fees and expenses of the non-interested person trustees incurred by the applicable Fund.

James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short) and 12b-1 expenses.

Administrative Services Agreement

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) serves as administrator to the Funds. ALPS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, for itself, and paid by James for the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund, subject to a minimum monthly fee. Pursuant to an administrative agreement, ALPS will provide operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations.

Transfer Agency and Services Agreement

ALPS, pursuant to a Transfer Agency and Services Agreement with the Trust, serves as Transfer Agent for the Funds. Under the Transfer Agency and Services Agreement, ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for out-of-pocket expenses. These fees and reimbursements for out of pocket expenses are paid and reimbursed

Semi-Annual Report | December 31, 2011	43

Notes to Financial Statements	James Advantage Funds
December 31, 2011 (Unaudited)

by James Balanced: Golden Rainbow Fund, for itself, and by James, for the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund.

Plans of Distribution

Each Fund (only the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to James, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, under its Plan is 0.25% of its average daily net assets for the year. The Plans are compensation plans, which means that payments are made to James regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and James is permitted to retain the excess. It is also possible that 12b-1 expenses paid by James for a period will exceed the payments received by James, in which case James may pay such excess expenses out of its own resources. Payments received by James under the Plans are in addition to the fees paid to James pursuant to the Management Agreements. The Plans require that James act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor, ALPS Distributors, Inc., verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before James will make such payments. For the six-month period ended December 31, 2011, $1,251,068, $15,225, $124,281 and $10,269 was paid to James on behalf of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund and James Long-Short Fund, respectively, pursuant to the Plans.

4. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. LINE OF CREDIT

The Trust has a $3,000,000 revolving line of credit agreement with U.S. Bank, N.A (the “Bank”) for the James Long-Short Fund. Borrowings under this arrangement are secured by investments held in the Fund’s portfolio as notated on the Schedule of Investments and bear interest at the Bank’s prime rate. As of December 31, 2011, the James Long-Short Fund had an outstanding balance of $436,000 as reported as a “Loan payable” on the Statement of Assets and Liabilities.

6. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from December 31, 2011, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

44	www.jamesfunds.com

James Advantage Funds	Additional Information
December 31, 2011 (Unaudited)

PROXY VOTING GUIDELINES

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

Facts

What does James Advantage Funds do with your personal information?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Advantage Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does James Advantage Funds share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	NO
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

Questions? Call 1-800-99 James

Semi-Annual Report | December 31, 2011	45

Additional Information	James Advantage Funds
December 31, 2011 (Unaudited)

PRIVACY POLICY (CONTINUED)

What we do:
How does James Advantage Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does James Advantage Funds collect my personal information?	We collect your personal information, for example, when you

•    open and account or deposit money

•    direct us to buy securities or direct us to sell your securities

•    seek advice about your investments

We also collect your personal information from others, Such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:

•    sharing for affiliates’ everyday business purposes –information about your creditworthiness.

•    affiliates from using your information to market to you.

•    sharing for non affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
• Our affiliates include financial companies, such as James Investment Research, Inc. and James Capital Alliance.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• James Advantage Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• James Advantage Funds does not jointly market.

46	www.jamesfunds.com

James Advantage Funds	Notes
December 31, 2011 (Unaudited)

Semi-Annual Report | December 31, 2011	47

Notes	James Advantage Funds
December 31, 2011 (Unaudited)

48	www.jamesfunds.com

INVESTMENT ADVISER	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James Investment Research, Inc.	Deloitte & Touche LLP
P.O. Box 8	250 East Fifth Street
Alpha, Ohio 45301	Suite 1900
info@jamesfunds.com	Cincinnati, ohio 45202

CUSTODIAN	DISTRIBUTOR
U.S. Bank	ALPS Distributors, Inc.
425 Walnut Street	1290 Broadway, Suite 1100
Cincinnati, ohio 45202	Denver, Colorado 80203

TRANSFER AGENT	LEGAL COUNSEL
ALPS Fund Services, inc.	Thompson Hine LLp
1290 Broadway	312 Walnut Street
Suite 1100	14th Floor
Denver, Co 80203	Cincinnati, Ohio 45202

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Companies.

Not applicable to registrant.

Item 6. Schedule of Investments.

The schedule is included as part of the Reports to Stockholders filed under Item 1 of this Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 5, 2012

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: March 5, 2012